UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number  (811-07168)
                                                    -----------

                              HENNESSY FUNDS TRUST
                              --------------------
               (Exact name of registrant as specified in charter)

                         7250 REDWOOD BLVD., SUITE 200
                         -----------------------------
                                NOVATO, CA 94945
                                ----------------
              (Address of principal executive offices) (Zip code)

                                NEIL J. HENNESSY
                                ----------------
                            HENNESSY ADVISORS, INC.
                            -----------------------
                         7250 REDWOOD BLVD., SUITE 200
                         -----------------------------
                                NOVATO, CA 94945
                                ----------------
                    (Name and address of agent for service)

                                  800-966-4354
                                  ------------
               Registrant's telephone number, including area code

Date of fiscal year end: JUNE 30, 2006
                         -------------

Date of reporting period:  JUNE 30, 2006
                           -------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                                 HENNESSY FUNDS

                                 ANNUAL REPORT

                                 JUNE 30, 2006

                  HENNESSY CORNERSTONE GROWTH FUND, SERIES II

                               FUND SYMBOL: HENLX

                             (HENNESSY FUNDS LOGO)
                          FORMULAS FOR SMART INVESTING

CONTENTS

Letter to shareholders                                                       1
Change in value of $10,000 investment                                        3
Summary of investments                                                       4
Financial statements
   Statement of assets and liabilities                                       8
   Statement of operations                                                   9
   Statements of changes in net assets                                      10
   Financial highlights                                                     12
Notes to the financial statements                                           14
Report of Independent Registered Public Accounting Firm                     19
Change in Independent Registered Public Accounting Firm                     20
Trustees and Officers of the Fund                                           22
Expense example                                                             26
Proxy voting policy                                                         27

LETTER TO SHAREHOLDERS

                                                                    August, 2006

DEAR HENNESSY CORNERSTONE GROWTH FUND, SERIES II SHAREHOLDER:

The twelve months ending June 30, 2006 can be characterized as tumultuous, as we experienced wildly fluctuating oil prices, increasing interest rates, increasing inflation and tremendous speculation. This volatility has, in turn, caused investors to be nervous and hesitant. Despite this, the markets were able to produce healthy returns for the twelve-month period.

While the financial markets have recently experienced a significant correction, I don't see any fundamental economic factors that have shifted, or anything to suggest that the markets will not continue to perform well in the future. Core inflation remains relatively low at 2.6%, and the Fed seems committed to keeping interest rates in check, at least for the time being. Unemployment remains at relatively low levels, and corporations are projecting 10-15% increases in annual earnings. The major indices appear to be undervalued by approximately 10% versus their historical levels. The markets will almost certainly continue to have their short-term ups and downs, but I maintain a positive outlook for the markets over the long run.

Rising oil prices helped to support the strong performance of energy and commodity stocks in the twelve-month period ending June 30, 2006. Industrial and materials stocks also generally posted strong gains. With record-high gas prices, higher interest rates, and a slow down in the appreciation of home prices, many consumers may be feeling a little less wealthy and pulling back on their spending. This "wealth effect" may explain in part the poorer performance of many consumer discretionary and retail stocks.

We are pleased with the performance of the Hennessy Cornerstone Growth Fund, Series II for the first twelve months under our management.*<F1> For the period 7/1/05 through 6/30/06, the Fund outperformed its benchmark indices; the Hennessy Cornerstone Growth Fund, Series II returned 16.48%, versus the S&P 500 Index at 8.33% and the Russell 2000 Index at 13.97%. For the twelve months ending June 30, 2006, energy-related stocks generally produced strong returns, and the top performing energy stocks in the Cornerstone Growth Fund, Series II portfolio were Frontier Oil Corp., which returned 114% for the twelve-month period, and Holly Corp., which returned 104%. Lufkin Industries, NS Group, Acergy SA (formerly Stolt Offshore) and Valero also performed well for the twelve-month period, each returning between 64% and 68%. While real estate managers/developers such as CB Richard Ellis Group (+73%) and Trammel Crow (+45%) posted strong gains for the twelve-month period, poor performance from homebuilder stocks in the portfolio, such as Hovnanian Enterprises (-54%), Ryland Group (-43%), Standard Pacific (-41%), Meritage Homes (-40%) and KB Homes (-39%), hampered the returns of the Fund. Performance of retail and consumer discretionary stocks in the portfolio finished mixed for the twelve-month ending June 30, 2006.

At Hennessy Funds, we promise our shareholders that we will remain disciplined, adhering to our time-tested investment formula, through all types of market conditions. Thank you for your continued confidence and investment in the Hennessy Cornerstone Growth Fund, Series II. Should you have any questions or want to speak with us directly, please don't hesitate to call us at
(800) 966-4354.

Best regards,

/s/Neil Hennessy

Neil Hennessy
President & Portfolio Manager

SMALL AND MEDIUM-CAPITALIZATION COMPANIES TEND TO HAVE LIMITED LIQUIDITY AND GREATER PRICE VOLATILITY THAN LARGE-CAPITALIZATION COMPANIES. INVESTMENTS IN FOREIGN SECURITIES INVOLVE GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISK AND DIFFERENCES IN ACCOUNTING METHODS.

*<F1> This fund has an original inception date of 12/2/92 as The Henlopen Fund. On 7/1/05 Hennessy Advisors became the investment adviser to the fund and implemented a new investment strategy. The performance of The Henlopen Fund is not relevant to investors because The Henlopen Fund did not utilize the Cornerstone Growth Strategy during that time period.

References to specific securities should not be considered a recommendation to buy or sell any security. Fund holdings are subject to change. Please refer to the Schedule of Investments within this annual report for additional portfolio information, including percentages of holdings. The S&P 500 and Russell 2000, are unmanaged indices commonly used to measure the performance of U.S. stocks. The Russell 2000 Index is a recognized small-cap index of the 2000 smallest securities of the Russell 3000 Index, which is comprised of the 3,000 largest U.S. securities as determined by total market capitalization. One cannot invest directly in an index. Opinions expressed are those of Neil Hennessy and are subject to change, are not guaranteed and should not be considered investment advice. 8/06

CHANGE IN VALUE OF $10,000 INVESTMENT

                  HENNESSY CORNERSTONE GROWTH FUND, SERIES II

                  Hennessy Cornerstone        Russell
     Date        Growth Fund, Series II      2000 Index      S&P 500 Index
     ----        ----------------------      ----------      -------------
  7/1/2005*<F2>         $10,000.00           $10,000.00        $10,000.00
 9/30/2005               $9,973.00           $10,414.00        $10,332.00
12/31/2005              $10,634.21           $10,531.68        $10,547.94
 3/31/2006              $12,334.62           $11,999.79        $10,992.01
 6/30/2006              $11,647.58           $11,397.40        $10,833.72

This chart assumes an initial gross investment of $10,000 made on July 1, 2005 (inception). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com. The fund imposes a 1.5% redemption fee on shares held for less than 90 days. Performance data does not reflect redemption fee. Had the fee been included, returns would be lower.

                            CUMULATIVE TOTAL RETURN
                           PERIOD ENDED JUNE 30, 2006
                                                            Since Inception
                                                                7/1/05
                                                            ---------------
     Hennessy Cornerstone Growth Fund, Series II                16.48%
     Russell 2000 Index                                         13.97%
     S&P 500 Index                                               8.33%

RUSSELL 2000 INDEX - A recognized small cap index of the 2,000 smallest securities of the Russell 3000 Index, which is comprised of the 3,000 largest U.S. Securities as determined by total market capitalization.

S&P 500 INDEX - The Standard & Poor's Composite Index of 500 Stocks, a widely recognized unmanaged index of common stocks.

SUMMARY OF INVESTMENTS

The following summary of investments is designed to help investors better understand the Fund's principal holdings. The summary is as of June 30, 2006.

                      INDUSTRY SECTORS AS OF JUNE 30, 2006

          Consumer Discretionary                                25.17%
          Consumer Staples                                       6.49%
          Energy                                                19.55%
          Financials                                             5.32%
          Health Care                                            8.43%
          Industrials                                           19.25%
          Information Technology                                 9.42%
          Materials                                              4.09%
          Short Term Investments and Other                       2.28%

     TOP TEN HOLDINGS                                       % OF NET ASSETS
     ----------------                                       ---------------
     Anderson's, Inc.                                            4.10%
     Holly Corp.                                                 3.51%
     Frontier Oil Corp.                                          3.45%
     Amerco, Inc.                                                3.16%
     Clean Harbors, Inc.                                         3.05%
     Multi-Fineline Electronix, Inc.                             3.03%
     CB Richard Ellis Group, Inc.                                2.91%
     Sykes Enterprises, Inc.                                     2.83%
     NS Group, Inc.                                              2.78%
     Acergy SA - ADR                                             2.75%

SUMMARY OF INVESTMENTS
June 30, 2006

COMMON STOCKS - 97.72%
                                           Number of                     % of
                                            Shares        Value       Net Assets
                                           ---------      -----       ----------
CONSUMER DISCRETIONARY - 25.17%
Advance Auto Parts                          109,100    $  3,152,990      1.13%
Andersons, Inc.                             275,000      11,442,750      4.10%
Children's Place (a)<F3>                     98,400       5,908,920      2.11%
Denny's Corp. (a)<F3>                       867,500       3,201,075      1.15%
Genesco, Inc. (a)<F3>                       123,000       4,166,010      1.49%
Hovnanian Enterprises, Inc. (a)<F3>          72,400       2,177,792      0.78%
KB Home                                      63,600       2,916,060      1.04%
Luby's, Inc. (a)<F3>                        389,800       4,065,614      1.46%
Men's Wearhouse, Inc.                       135,200       4,096,560      1.47%
Meritage Homes Corp. (a)<F3>                 59,000       2,787,750      1.00%
The Pantry, Inc. (a)<F3>                    117,500       6,760,950      2.42%
Phillips-Van Heusen                         140,900       5,376,744      1.92%
Riviera Holdings Corp. (a)<F3>              193,800       3,914,760      1.40%
Ryland Group, Inc.                           63,200       2,753,624      0.99%
Sears Holdings Corp. (a)<F3>                 31,000       4,814,300      1.72%
Standard Pacific Corp.                      107,700       2,767,890      0.99%
                                                       ------------    -------
                                                         70,303,789     25.17%
CONSUMER STAPLES - 6.49%
Great Atlantic & Pacific Tea Co.            212,900       4,837,088      1.73%
Longs Drug Stores Corp.                     108,400       4,945,208      1.77%
Seaboard Corp.                                2,800       3,584,000      1.29%
Spartan Stores, Inc.                        324,800       4,751,824      1.70%
                                                       ------------    -------
                                                         18,118,120      6.49%
ENERGY - 19.55%
Acergy SA - ADR (a)<F3>(b)<F4>              502,200       7,683,660      2.75%
Frontier Oil Corp.                          297,400       9,635,760      3.45%
Holly Corp.                                 203,200       9,794,240      3.51%
Lufkin Industries, Inc.                     128,800       7,654,584      2.74%
NS Group, Inc. (a)<F3>                      140,800       7,755,264      2.78%
Transmontaigne, Inc. (a)<F3>                409,900       4,594,979      1.65%
Valero Energy Corp.                         112,300       7,470,196      2.67%
                                                       ------------    -------
                                                         54,588,683     19.55%
FINANCIALS - 5.32%
CB Richard Ellis Group, Inc. (a)<F3>        327,000       8,142,300      2.91%
Trammell Crow Co. (a)<F3>                   191,200       6,724,504      2.41%
                                                       ------------    -------
                                                         14,866,804      5.32%
HEALTH CARE - 8.43%
Aetna, Inc.                                 113,300       4,524,069      1.62%
Chemed Corp.                                112,300       6,123,719      2.19%
Humana, Inc. (a)<F3>                        120,400       6,465,480      2.32%
WellCare Health Plans, Inc. (a)<F3>         131,100       6,430,455      2.30%
                                                       ------------    -------
                                                         23,543,723      8.43%
INDUSTRIALS - 19.25%
Amerco, Inc. (a)<F3>                         87,600       8,817,816      3.16%
Badger Meter, Inc.                          230,200       6,215,400      2.22%
Clean Harbors, Inc. (a)<F3>                 211,100       8,509,441      3.05%
Gehl Co. (a)<F3>                            180,800       4,615,824      1.65%
Healthcare Services Group                   232,900       4,879,255      1.75%
JLG Industries, Inc.                        340,200       7,654,500      2.74%
The Shaw Group, Inc. (a)<F3>                218,300       6,068,740      2.17%
Synagro Technologies, Inc.                  954,200       3,750,006      1.34%
World Air Holdings, Inc. (a)<F3>            379,000       3,255,610      1.17%
                                                       ------------    -------
                                                         53,766,592     19.25%
INFORMATION TECHNOLOGY - 9.42%
Multi-Fineline Electronix, Inc. (a)<F3>     254,600       8,450,174      3.03%
Par Technology Corp. (a)<F3>                237,500       3,032,875      1.09%
Sykes Enterprises, Inc. (a)<F3>             489,900       7,916,784      2.83%
Western Digital Corp. (a)<F3>               348,000       6,893,880      2.47%
                                                       ------------    -------
                                                         26,293,713      9.42%
MATERIALS - 4.09%
Pioneer Companies, Inc. (a)<F3>             212,000       5,783,360      2.07%
Quanex Corp.                                131,100       5,646,477      2.02%
                                                       ------------    -------
                                                         11,429,837      4.09%
                                                       ------------    -------
TOTAL COMMON STOCKS (Cost $235,069,125)                 272,911,261     97.72%

SHORT-TERM INVESTMENTS - 2.31%
                                         Principal                       % of
                                          Amount            Value     Net Assets
                                         ---------          -----     ----------
DISCOUNT NOTES - 2.24%
Federal Home Loan Bank Discount Note,
  4.950%, due 7/3/2006                   $6,243,000       6,241,334      2.24%
                                                       ------------    -------
TOTAL DISCOUNT NOTES (Cost $6,241,334)                    6,241,334      2.24%

VARIABLE RATE DEMAND NOTES#<F5> - 0.07%
American Family Financial
  Services, 4.807%                          101,748         101,748      0.04%
Wisconsin Corporate Central
  Credit Union, 5.020%                       97,939          97,939      0.03%
                                                       ------------    -------
TOTAL VARIABLE RATE DEMAND NOTES
  (Cost $199,687)                                           199,687      0.07%
                                                       ------------    -------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $6,441,021)                                       6,441,021      2.31%
                                                       ------------    -------
TOTAL INVESTMENTS - 100.03%
  (Cost $241,510,146)                                   279,352,282    100.03%
                                                       ------------    -------
Liabilities in Excess of Other Assets - (0.03)%             (74,303)    (0.03)%
TOTAL NET ASSETS - 100.00%                             $279,277,979    100.00%
                                                       ------------    -------
                                                       ------------    -------

ADR - American Depository Receipt
(a)<F3>   Non income producing
(b)<F4>   Foreign issued security
  #<F5> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2006.

See notes to the financial statements.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  June 30, 2006

ASSETS:
Investments, at value (cost $241,510,146)                         $279,352,282
Dividends and interest receivable                                       59,993
Receivable for fund shares sold                                        545,901
Prepaid expenses and other assets                                       60,353
                                                                  ------------
   Total Assets                                                    280,018,529
                                                                  ------------

LIABILITIES:
Payable for fund shares redeemed                                       287,627
Payable to Advisor                                                     168,360
Payable to Administrator                                               162,435
Payable for professional services                                       42,320
Payable for reports to shareholders                                     17,488
Accrued expenses and other payables                                     62,320
                                                                  ------------
   Total Liabilities                                                   740,550
                                                                  ------------

NET ASSETS                                                        $279,277,979
                                                                  ------------
                                                                  ------------

NET ASSETS CONSIST OF:
Capital stock                                                     $240,542,246
Accumulated undistributed net realized gain (loss) on investments      893,597
Unrealized net appreciation (depreciation) on investments           37,842,136
                                                                  ------------
   Total Net Assets                                               $279,277,979
                                                                  ------------
                                                                  ------------

Shares issued and outstanding
  (Unlimited number of shares authorized, no par value)              8,676,138
Net asset value, offering price and redemption price per share          $32.19
                                                                  ------------
                                                                  ------------

See notes to the financial statements.

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS  For the Year Ended June 30, 2006

INVESTMENT INCOME:
Dividend income(1)<F6>                                             $ 2,506,465
Interest income                                                        310,552
                                                                   -----------
   Total investment income                                           2,817,017
                                                                   -----------

EXPENSES:
Investment advisory fees                                             2,029,091
Administration, fund accounting, custody and transfer agent fees       634,136
Sub-transfer agent expenses                                            340,607
Service fees                                                           274,201
Reports to shareholders                                                 42,275
Audit fees                                                              35,000
Legal fees                                                              27,982
Federal and state registration fees                                     27,788
Insurance expense                                                       11,654
Directors'  fees and expenses                                           10,374
Other                                                                    1,311
                                                                   -----------
   Total expenses before reimbursement from Advisor                  3,434,419
   Expense reimbursement by Advisor                                     (7,214)
                                                                   -----------
       Net expenses                                                  3,427,205
                                                                   -----------
NET INVESTMENT INCOME (LOSS)                                       $  (610,188)
                                                                   -----------

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gain on investments                                   $28,215,988
Change in unrealized appreciation (depreciation) on investments      9,942,792
                                                                   -----------
Net gain (loss) on investments                                      38,158,780
                                                                   -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $37,548,592
                                                                   -----------
                                                                   -----------

(1)<F6>   Net of foreign taxes withheld of $181.

See notes to the financial statements.

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                      Year Ended          Year Ended
                                                    June 30, 2006       June 30, 2005
                                                    -------------       -------------
OPERATIONS:
Net investment income (loss)                         $   (610,188)       $ (1,520,993)
Net realized gain (loss) on securities                 28,215,988          16,052,260
Change in unrealized
  appreciation (depreciation) on securities             9,942,792          18,659,508
                                                     ------------        ------------
Net increase (decrease) in net assets
  resulting from operations                            37,548,592          33,190,775
                                                     ------------        ------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                     --            (108,497)
From net realized gains                               (30,993,772)                 --
                                                     ------------        ------------
                                                      (30,993,772)           (108,497)
                                                     ------------        ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed                        69,453,923         108,849,934
Dividends reinvested                                   30,743,046             107,365
Redemption fees retained                                   54,048              23,301
Cost of shares redeemed                              (126,497,325)       (190,917,296)
                                                     ------------        ------------
Net increase (decrease) in net assets
  derived from capital share transactions             (26,246,308)        (81,936,696)
                                                     ------------        ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (19,691,488)        (48,854,418)

NET ASSETS:
Beginning of period                                   298,969,467         347,823,885
                                                     ------------        ------------
End of period                                        $279,277,979        $298,969,467
                                                     ------------        ------------
                                                     ------------        ------------
ACCUMULATED NET INVESTMENT
  INCOME (LOSS), END OF PERIOD                       $         --        $ (1,871,871)
                                                     ------------        ------------

CHANGES IN SHARES OUTSTANDING:
Shares sold                                             2,162,883           3,865,585
Shares issued to holders as
  reinvestment of dividends                             1,080,457               3,532
Shares redeemed                                        (4,122,793)         (6,875,515)
                                                     ------------        ------------
Net increase (decrease) in shares outstanding            (879,453)         (3,006,398)
                                                     ------------        ------------
                                                     ------------        ------------

See notes to the financial statements.

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                                                     Year Ended June 30,
                                                               ----------------------------------------------------------------
                                                               2006       2005(2)<F8>        2004           2003           2002
                                                               ----       -----------        ----           ----           ----
PER SHARE DATA:
Net asset value, beginning of period                          $31.29         $27.69         $18.13         $16.79         $19.15
                                                              ------         ------         ------         ------         ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment gain (loss)(1)<F7>                           (0.07)         (0.14)         (0.23)         (0.16)         (0.18)
   Net realized and unrealized gains (losses) on securities     4.65           3.75           9.79           1.50          (2.14)
                                                              ------         ------         ------         ------         ------
       Total from investment operations                         4.58           3.61           9.56           1.34          (2.32)
                                                              ------         ------         ------         ------         ------

LESS DISTRIBUTIONS:
   Dividends from net investment income                           --          (0.01)            --             --             --
   Dividends from net realized gains                           (3.68)            --             --             --          (0.04)
                                                              ------         ------         ------         ------         ------
       Total distributions                                     (3.68)         (0.01)            --             --          (0.04)
                                                              ------         ------         ------         ------         ------
Net asset value, end of period                                $32.19         $31.29         $27.69         $18.13         $16.79
                                                              ------         ------         ------         ------         ------
                                                              ------         ------         ------         ------         ------

TOTAL RETURN                                                  16.48%         13.04%         52.73%          7.98%       (12.11)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)                        $279,278       $298,969       $347,824        $77,957        $95,317
Ratio of expenses to average net assets:
   Before expense reimbursement                                1.25%          1.33%          1.38%          1.58%          1.39%
   After expense reimbursement                                 1.25%          1.33%          1.38%          1.58%          1.39%
Ratio of net investment income to average net assets:
   Before expense reimbursement                              (0.22)%        (0.49)%        (0.90)%        (1.04)%        (0.98)%
   After expense reimbursement                               (0.22)%        (0.49)%        (0.90)%        (1.04)%        (0.98)%
Portfolio turnover rate                                      109.02%        192.24%        113.27%         90.06%        132.21%

(1)<F7> Net investment gain (loss) per share is calculated using average shares outstanding.
(2)<F8> The financial highlights set forth herein include the historical financial highlights of The Henlopen Fund. The assets of The Henlopen Fund were acquired by Hennessy Advisors, Inc., on July 1, 2005. At the time of the acquisition the Advisor changed from Landis Associates LLC to Hennessy Advisors, Inc., and the new advisor changed the Fund's name to the Hennessy Cornerstone Growth Fund, Series II.

See notes to the financial statements.

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2006

1).  ORGANIZATION

The Hennessy Funds Trust (the "Trust") was organized as a Delaware Statutory Trust on September 17, 1992 and consists of a sole series: Hennessy Cornerstone Growth Fund, Series II (the "Fund"). Prior to July 1, 2005, both the Trust and Fund were known as The Henlopen Fund. On July 1, 2005, Hennessy Advisors, Inc., acquired the assets, and assumed the liabilities, of The Henlopen Fund. Hence, the Fund commenced operations as the Hennessy Cornerstone Growth Fund, Series II on July 1, 2005. The Fund is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is long-term capital appreciation.

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP").

a). Investment Valuation - Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Exchange-traded securities for which there were no transactions that day and debt securities are valued at the most recent bid prices. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis. When a price for an underlying security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security, procedures have been put in place to determine a fair value of a security. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions of the portfolio holdings.

b). Federal Income Taxes - Provision for federal income taxes or excise taxes has not been made since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of passive foreign investment companies, wash sales and deferred post-October losses for tax reporting purposes. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes.

     Due to inherent differences in the recognition of income, expense, and realized gain/losses under U.S generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting for the 2006 fiscal year have been identified and appropriately reclassified on the Statement of Assets and Liabilities. For the year ended June 30, 2006, the Fund had a $2,482,059 permanent book and tax basis difference relating to the Fund's net operating loss and reclassification from sales of passive foreign investment companies which resulted in an increase in accumulated net investment income an a decrease in accumulated realized gain/loss.

c). Income and Expenses - Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. The Fund is charged for those expenses that are directly attributable to the portfolio, such as advisory, administration and certain shareowner service fees.

d). Distributions to Shareowners - Dividends from net investment income and net realized gains for the Fund, if any, are declared and paid out annually, usually in November or December of each year.

e). Security Transactions - Investment and shareowner transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.

f). Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

g). Share Valuation - The net asset value ("NAV") per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund's shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund's net asset value per share. The Fund charges a 1.50% redemption fee on shares held less than 90 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund's daily NAV calculation.

h). Repurchase Agreements - The Fund may enter into repurchase agreements with member banks or security dealers of the Federal Reserve whom the investment advisor deems creditworthy. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates.

     Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient, in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

3).  INVESTMENT TRANSACTIONS

During the year ended June 30, 2006, purchases and sales of investment securities (excluding short-term investments) were $291,910,997 and $321,219,840, respectively.

4).  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Hennessy Advisors, Inc. (the "Advisor") is the advisor of the Fund. The Advisor provides the Fund with investment advisory services under an Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee from the Fund. The fee is based upon the average daily net assets of the Fund at the annual rate of 0.74%.

     The Fund is responsible for its own operating expenses. The Advisor has agreed to reimburse the Fund to the extent necessary to ensure that the "Total Annual Fund Operating Expense" does not exceed 1.25%. The Advisor waived or reimbursed expenses of $7,214 associated with the Fund for the year ended June 30, 2006. This expense cap was in effect through June 30, 2006.

     The Board of Directors has approved a Shareholder Servicing Plan which was instituted to compensate the Advisor for the non-investment management services it provides the Fund. The Plan provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Fund.

     The Fund has entered into agreements with various brokers, dealers and financial intermediaries in connection with the sale of shares of the Fund. The agreements provide for periodic payments by the Fund to the brokers, dealers and financial intermediaries for providing certain shareholder maintenance services (sub-transfer agent expenses). These shareholder services include: the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. Fees paid by the Fund to various brokers, dealers and financial intermediaries for the year ended June 30, 2006, were $340,607.

     U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the directors; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. Fees paid to U.S. Bancorp Fund Services, LLC for the year ended June 30, 2006, were $634,136.

     Quasar Distributors, LLC (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliated company of U.S. Bank, N.A.

5).  FEDERAL TAX INFORMATION

The following information for the Fund is presented on an income tax basis as of June 30, 2006, the Fund's most recent fiscal year end:

                                                         HENNESSY CORNERSTONE
                                                        GROWTH FUND, SERIES II
                                                        ----------------------
     Cost of investments                                     $241,510,146
                                                             ------------
     Gross unrealized appreciation                             62,957,502
     Gross unrealized depreciation                             25,115,366
                                                             ------------
     Net unrealized appreciation (depreciation)                37,842,136
                                                             ------------
                                                             ------------
     Undistributed ordinary income                                825,569
     Undistributed long-term capital gain                          68,028
                                                             ------------
     Total distributable earnings                                 893,597
                                                             ------------
                                                             ------------
     Accumulated realized losses                                       --
                                                             ------------
     Total accumulated realized
     and unrealized gains (losses)                           $ 38,735,733
                                                             ------------
                                                             ------------

     The difference, if any, between the cost amount for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions and for mark to market for Passive Foreign Investment Companies ("PFICs").

     The tax components of dividends paid during the years ended June 30, 2006 and 2005, capital loss carryovers, which may be used to offset future capital gains, subject to Internal Revenue Code limitations, as of June 30, 2006, and tax basis post-October losses as of June 30, 2006, which are not recognized for tax purposes until the first day of the following fiscal year are:

                                 JUNE 30, 2006
         ------------------------------------------------------------
            ORDINARY        LONG-TERM      NET CAPITAL
             INCOME       CAPITAL GAINS       LOSS       POST-OCTOBER
         DISTRIBUTIONS    DISTRIBUTIONS    CARRYOVERS       LOSSES
         -------------    -------------    -----------   ------------
          $23,569,994      $7,423,778        $    --        $    --

                                 JUNE 30, 2005
         ------------------------------------------------------------
            ORDINARY        LONG-TERM      NET CAPITAL
             INCOME       CAPITAL GAINS       LOSS       POST-OCTOBER
         DISTRIBUTIONS    DISTRIBUTIONS    CARRYOVERS       LOSSES
         -------------    -------------    -----------   ------------
            $108,497         $    --         $    --       $444,531

     The Fund utilized $8,943,326 of its capital loss carryovers during the year ended June 30, 2005.

     For corporate shareholders in the Fund, the percentage of dividend income distributed for the year ended June 30, 2006, which is designated as qualifying for the dividends received deduction, is 11.1% (unaudited).

     For shareholders in the Fund, the percentage of dividend income distributed for the year ended June 30, 2006, which is designated as qualified dividend income under the Jobs and Growth Tax Relief Act of 2003, is 37.75% (unaudited).

     Additional Information Applicable to Foreign Shareholders Only: The Fund hereby designates 1.79% of its ordinary income distributions for the fiscal year, June 30, 2006, as interest related dividends under Internal Revenue Service Code Section 871(k)(1)(C) (unaudited).

6).  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

     On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Hennessy Cornerstone Growth Fund, Series II tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Hennessy Cornerstone Growth Fund, Series II

We have audited the accompanying statement of assets and liabilities of Hennessy Cornerstone Growth Fund, Series II (the Fund) (formerly known as The Henlopen
Fund), including the schedule of investments, as of June 30, 2006, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the period ended, June 30, 2005, and the financial highlights for each of the years or periods ended June 30, 2005, and prior, were audited by other auditors whose report thereon dated July 28, 2005 expressed an unqualified opinion on those financial statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of June 30, 2006, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/KPMG LLP

Chicago, Illinois
August 24, 2006

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To facilitate the Hennessy Funds having a common independent registered public accounting firm, on November 15, 2005 PricewaterhouseCoopers LLP declined to stand for re-election as the independent registered public accounting firm for the Hennessy Cornerstone Growth Fund, Series II.

The reports of PricewaterhouseCoopers LLP on the Fund's financial statements for the past two years contained no adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund's two most recent fiscal years and through November 15, 2005, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused them to make reference thereto in their reports on the Fund's financial statements for such years.

The Audit Committee engaged KPMG LLP as the Fund's new independent registered public accounting firm as of December 6, 2005.

TRUSTEES AND OFFICERS OF THE FUND (Unaudited)

As a Delaware statutory trust, the business and affairs of the Fund are managed by its officers under the direction of its Board of Trustees. Prior to July 1, 2005, the trustees were Michael L. Hershey, Howard E. Cosgrove, Robert J. Fahey, Jr. and John H. Remer. The name, age, address, principal occupation(s) during the past five years, and other information with respect to each of the current trustees and officers of the Fund are as follows:

                                                                                                    NUMBER OF
                                                                                                    PORTFOLIOS
                                                    TERM OF                                         IN THE FUND
                                 POSITION(S)        OFFICE AND                                      COMPLEX         OTHER
                                 HELD WITH          LENGTH OF      PRINCIPAL OCCUPATION(S)          OVERSEEN BY     DIRECTORSHIPS
NAME, AGE AND ADDRESS            THE FUND           TIME SERVED    DURING PAST 5 YEARS              TRUSTEE(1)<F9>  HELD BY TRUSTEE
---------------------            -----------        -----------    -----------------------          --------------  ---------------
"DISINTERESTED PERSONS"
J. Dennis DeSousa                Trustee            Indefinite,    Currently a real estate          6               None
Age:  69                                            until          investor.
Address:                                            successor
c/o Hennessy Advisors, Inc.                         elected
7250 Redwood Blvd.
Suite 200                                           Served since
Novato, CA  94945                                   July 2005

Robert T. Doyle                  Trustee            Indefinite,    Currently the Sheriff of         6               None
Age:  58                                            until          Marin County, California
Address:                                            successor      (since 1996) and has been
c/o Hennessy Advisors, Inc.                         elected        employed in the Marin County
7250 Redwood Blvd.                                                 Sheriff's Office in various
Suite 200                                           Served since   capacities since 1969
Novato, CA  94945                                   July 2005

Gerald P. Richardson             Trustee            Indefinite,    Chief Executive Officer and      6               None.
Age:  59                                            until          owner of ORBIS Payment
Address:                                            successor      Services since January 2001;
c/o Hennessy Advisors, Inc.                         elected        and in 2000, Mr. Richardson
7250 Redwood Blvd.                                                 was an independent consultant.
Suite 200                                           Served since
Novato, CA  94945                                   July 2005

"INTERESTED PERSONS"
Neil J. Hennessy(1)<F9>(2)<F10>  Trustee            Trustee:       President, Chairman, CEO and     6               Director
Age:  50                         and President      -------        Portfolio Manager of Hennessy                    of Hennessy
Address:                                            Indefinite,    Advisors, Inc., the Fund's                       Advisors, Inc.
c/o Hennessy Advisors, Inc.                         until          investment adviser, since 1989;
7250 Redwood Blvd.                                  successor      President of The Hennessy
Suite 200                                           elected        Mutual Funds, Inc. and The
Novato, CA  94945                                   Served since   Hennessy Funds, Inc. since
                                                    July 2005      1996, and President of
                                                                   Hennessy Funds Trust since 2005.
                                                    Officer:
                                                    -------
                                                    1 year term

                                                    Served since
                                                    July 2005

Frank Ingarra, Jr. (2)<F10>      Assistant          1 year term    Assistant Portfolio Manager      Not             Not
Age:  35                         Portfolio                         for Hennessy Advisors, Inc.,     applicable.     applicable.
Address:                         Manager and        Served since   the Fund's investment adviser,
c/o Hennessy Advisors, Inc.      Vice President     July 2005      from March 2002 to the present;
7250 Redwood Blvd.                                                 from August 2000 through March
Suite 200                                                          2002, Mr. Ingarra was the head
Novato, CA  94945                                                  trader for Hennessy Advisors,
                                                                   Inc.; from August 2002 to the
                                                                   present, Mr. Ingarra has been
                                                                   a Vice President of The Hennessy
                                                                   Mutual Funds, Inc. and The
                                                                   Hennessy Funds, Inc.; and from
                                                                   July 1999 through August 2000,
                                                                   Mr. Ingarra was the Vice President
                                                                   and lead trader for O'Shaughnessy
                                                                   Capital Management.  Mr. Ingarra
                                                                   was Assistant Vice President and
                                                                   Equity Trader for O'Shaughnessy
                                                                   Capital Management.

Harry F. Thomas(2)<F10>          Chief Compliance   1 year term    Chief Compliance Officer for     Not             Not
Age:  59                         Officer                           Hennessy Advisors, Inc., the     applicable.     applicable.
Address:                                            Served since   Fund's investment adviser,
c/o Hennessy Advisors, Inc.                         July 2005      since 2004; retired business
7250 Redwood Blvd.                                                 executive from 2001 through
Suite 200                                                          2004; director of The Hennessy
Novato, CA  94945                                                  Mutual Funds, Inc. and The
                                                                   Hennessy Funds, Inc. from 2000
                                                                   to May 2004; and Managing
                                                                   Director of Emplifi, Inc., a
                                                                   consulting firm, from 1999
                                                                   through 2001; and Vice President
                                                                   and Manager of Employee Benefit
                                                                   Trust Operation at Wells Fargo
                                                                   Bank from 1997 through 1999.

Teresa M. Nilsen(2)<F10>         Executive Vice     1 year term    Currently Executive Vice         Not             Director
Age:  40                         President and                     President, Chief Financial       applicable.     of Hennessy
Address:                         Treasurer          Served since   Officer and Secretary of                         Advisors, Inc.
c/o Hennessy Advisors, Inc.                         July 2005      Hennessy Advisors, Inc., the
7250 Redwood Blvd.                                                 Fund's investment adviser; Ms.
Suite 200                                                          Nilsen has been the corporate
Novato, CA  94945                                                  secretary and a financial
                                                                   officer of Hennessy Advisors,
                                                                   Inc. Since 1989; Ms. Nilsen has
                                                                   been an officer of The Hennessy
                                                                   Mutual Funds, Inc. and The
                                                                   Hennessy Funds, Inc. since 1996,
                                                                   and is currently Executive
                                                                   Vice President and Treasurer.

Daniel B. Steadman(2)<F10>       Executive Vice     1 year term    Executive Vice President of      Not             Director of
Age:  50                         President and                     Hennessy  Advisors, Inc., the    applicable.     Hennessy
Address:                         Secretary          Served since   Fund's investment adviser,                       Advisors, Inc.
c/o Hennessy Advisors, Inc.                         July 2005      from 2000 to the present; Vice
7250 Redwood Blvd.                                                 President of Westamerica Bank
Suite 200                                                          from 1995 through 2000; Mr.
Novato, CA  94945                                                  Steadman has been Executive
                                                                   Vice President and Secretary
                                                                   of The Hennessy Mutual Funds,
                                                                   Inc. and The Hennessy Funds,
                                                                   Inc. since 2000.

 (1)<F9> There are six portfolios in the fund complex overseen by the trustees: (a) the Fund; (b) the Hennessy Cornerstone Growth Fund, Hennessy Focus 30 Fund and Hennessy Cornerstone Value Fund, series of The Hennessy Mutual Funds, Inc.; and (c) the Hennessy Total Return Fund and Hennessy Balanced Fund, series of The Hennessy Funds, Inc. (collectively, the "Hennessy Funds").
                                           --------------
(2)<F10> All officers of the Trust and employees of the Manager are interested persons (as defined in the 1940 Act) of the Trust.

EXPENSE EXAMPLE June 30, 2006 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Hennessy Cornerstone Growth Fund, Series II and to compare these costs with the ongoing costs of investing in other mutual funds.

     The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     In addition to the costs highlighted and described below, the only Fund transaction costs you might currently incur would be wire fees ($15 per wire), if you choose to have proceeds from a redemption wired to your bank account instead of receiving a check. Additionally, U.S. Bank charges an annual processing fee of $15 if you maintain an IRA account with the Fund. To determine your total costs of investing in the Fund, you would need to add any applicable wire or IRA processing fees you've incurred during the period to the costs provided in the example at the end of this section.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                 BEGINNING       ENDING        EXPENSES PAID
                                  ACCOUNT        ACCOUNT    DURING PERIOD*<F11>
                                VALUE 1/1/06  VALUE 6/30/06    1/1/06-6/30/06
                                ------------  ------------- -------------------
Hennessy Cornerstone Growth
  Fund, Series II Actual $1,000  $1,000.00      $1,095.30          $6.50
Hypothetical
  (5% return before expenses)    $1,000.00      $1,018.59          $6.26

*<F11> Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period between January 1, 2006 and June 30, 2006).

HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROXY VOTING RECORDS

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge:
(1) by calling 1-800-966-4354; (2) on the Hennessy Funds website at www.hennessyfunds.com; or (3) on the U.S. Securities and Exchange Commission's website at www.sec.gov. The Hennessy Cornerstone Growth Fund, Series II proxy voting record will be available on the SEC's website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

QUARTERLY FILINGS ON FORM N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q will be available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Fund's N-Q will also be available upon request by calling 1-800-966-4354.

                                FOR INFORMATION,
                            QUESTIONS OR ASSISTANCE,
                                  PLEASE CALL
                               THE HENNESSY FUNDS

                               1-800-966-4354 OR
                                 1-415-899-1555

                             (HENNESSY FUNDS LOGO)
                          FORMULAS FOR SMART INVESTING

                             WWW.HENNESSYFUNDS.COM

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

FUND
Hennessy Cornerstone Growth Fund, Series II
7250 Redwood Blvd., Suite 200
Novato, California 94945

INVESTMENT MANAGER
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, California 94945
(800) 966-4354

ADMINISTRATOR, TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
(800) 261-6950

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 N. RiverCenter Dr., Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
J. Dennis DeSousa
Robert T. Doyle
Neil J. Hennessy
Gerald P. Richardson

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
KPMG, LLP
303 East Wacker Drive
Chicago, Illinois 60601

LEGAL COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant's Code of Ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

The registrant's board of trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

                         FYE  06/30/06       FYE  06/30/05
                         -------------       -------------
Audit Fees                  $16,000             $14,250
Audit-Related Fees
Tax Fees                      3,625              18,250
All Other Fees

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant's hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.--not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees             FYE  06/30/2006     FYE 6/30/2005
----------------------             ---------------     -------------
Registrant
Registrant's Investment Adviser

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Hennessy Funds Trust
                   --------------------------------------------------

     By (Signature and Title)*  /s/ Neil J. Hennessy
                                -------------------------------------
                                Neil J. Hennessy, President

     Date   September 7, 2006
           -------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*  /s/ Neil J. Hennessy
                                -------------------------------------
                                Neil J. Hennessy, President

     Date   September 7, 2006
           -------------------

     By (Signature and Title)*  /s/ Teresa M. Nilsen
                                -------------------------------------
                                Teresa M. Nilsen, Treasurer

     Date   September 7, 2006
           -------------------